Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) - Purchased Credit-Impaired Loans [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 712	$ 1,507
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	78	75
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	542	1,261
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	92	171
Pass [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	401	922
Pass [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	35	21
Pass [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	298	783
Pass [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	68	118
Criticized [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	311	585
Criticized [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	43	54
Criticized [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	244	478
Criticized [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 24	$ 53